Nature of Business and Basis of Presentation - Additional Information (Detail) $ in Thousands	Jan. 05, 2017 USD ($) Right shares	Jan. 04, 2017	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Nature Of Business And Basis Of Presentation [Line Items]
Accumulated deficit			$ (200,230)	$ (196,942)	$ (176,811)
Cash equivalents and short-term investments				$ 25,500
Achieve Life Science, Inc. [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Conversion of each outstanding share of Achieve common stock , shares converted | shares	4,242.8904
Termination fee	$ 500
Termination fee upon breach of certain covenants regarding alternative transactions	1,000
Third party expenses in connection with certain terminations	$ 500
Lock-up period with the execution of the merger agreement		180 days
Number of contingent value rights to be issued for each share of common stock outstanding | Right	1
Transaction costs associated with merger			$ 200
Achieve Life Science, Inc. [Member] | Contingent Value Rights [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Combined company acquisition period results	5 years
Aggregate consideration distributed to the holders, consideration received percent	80.00%
OncoGenex Pharmaceuticals Equityholders [Member] | Achieve Life Science, Inc. [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Percentage of ownership in combined company	25.00%
Percentage of outstanding shares of capital stock held by certain officers and directors		1.20%
Achieve Stockholders [Member] | Achieve Life Science, Inc. [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Percentage of ownership in combined company	75.00%
Percentage of outstanding shares of capital stock held by certain officers and directors		78.00%